Submission	Jun. 03, 2025
Submission [Line Items]
Central Index Key	0000068505
Registrant Name	Motorola Solutions, Inc.
Registration File Number	333-277316
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES